INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories

	December 31, 2020	December 31, 2019
Finished goods	$74.4	$68.2
Ore stockpiles	80.1	68.9
Mine supplies	172.8	171.4
	327.3	308.5
Non-current ore stockpiles	198.3	223.2
	$525.6	$531.7